Statements of Shareholders' Equity/(Deficit) - JPY (¥) ¥ in Thousands, shares in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Subscription Receivable [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Mar. 31, 2022	¥ 64,470	¥ 392,530	¥ (47,162)	¥ (107,201)	¥ 302,637
Balance, shares at Mar. 31, 2022	38,682,000
Sale of ordinary shares	¥ 3,050	332,450			335,500
Sale of ordinary shares, shares	1,830,000
Cash receipt for subscription receivable			17,328		17,328
Net loss				(478,633)	(478,633)
Ending balance, value at Mar. 31, 2023	¥ 67,520	724,980	(29,834)	(585,834)	176,832
Balance, shares at Mar. 31, 2023	40,512,000
Sale of ordinary shares	¥ 2,830	335,770			338,600
Sale of ordinary shares, shares	1,698,000
Cash receipt for subscription receivable			29,834		29,834
Net loss				(661,966)	(661,966)
Ending balance, value at Mar. 31, 2024	¥ 70,350	1,060,750		(1,247,800)	(116,700)
Balance, shares at Mar. 31, 2024	42,210,000
Net loss				(534,685)	(534,685)
Ending balance, value at Mar. 31, 2025	¥ 70,350	¥ 1,060,750		¥ (1,782,485)	¥ (651,385)
Balance, shares at Mar. 31, 2025	42,210,000